UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No. [31]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 [X]

Amendment No. [32]

(Check Appropriate Box or Boxes)

NYSA SERIES TRUST

 (Exact Name of Registrant as Specified in Charter)

507 Plum Street

Syracuse, New York 13204

_______________________________________________________________________

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (315) 251-1101

Robert Cuculich, President - Pinnacle Advisers LLC

507 Plum Street, Syracuse, New York 13204

(Name and Address of Agent for Service)

Copies To:

Patricia C. Foster, Esq.

Greg Getts

Patricia C. Foster, Esq. PLLC

Mutual Shareholder

170 Van Voorhis Road

8000 Town Centre Drive – Suite 400 Pittsford, NY 14534      Broadview Heights, OH 44147

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

 [ X ]      Immediately upon filing pursuant to paragraph (b)

 [    ]     On (date) pursuant to paragraph (b)

 [    ]     60 days after filing pursuant to paragraph (a)(1)

                [    ]     On  (date) pursuant to paragraph (a)(1)

                [    ]     75 days after filing pursuant to paragraph (a)(2)

                [    ]     On (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust has certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Syracuse, and State of New York on this 6th day of August, 2018.

NYSA SERIES TRUST

By: /s/Robert Cuculich

       Robert Cuculich

       Its: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/Benjamin R. Quilty

Benjamin R. Quilty

Treasurer

August 6, 2018

/s/Joseph Masella

Joseph Masella

Trustee

August 6, 2018

/s/Mark E. Wadach

Mark E. Wadach

Trustee

August 6, 2018

/s/Lawton A. Williamson

Lawton A. Williamson

Trustee

August 6, 2018

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase